                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-5707

                          Van Kampen High Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 12/31
                        -----------

Date of reporting period:  6/30/03
                         -----------

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this update, you'll learn about how your trust performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the trust's financial statements and a list of investments, as well as other information.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. The trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and, therefore, the value of the trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--June 1993 through June 2003)
(LINE GRAPH)

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
6/93                                                                        6.76                               8.38
                                                                            6.66                               8.38
                                                                            6.74                               8.13
                                                                            6.33                               7.63
6/94                                                                        6.06                               8.00
                                                                            5.85                               7.00
                                                                            5.62                               5.50
                                                                            5.84                               6.13
6/95                                                                        6.07                               6.63
                                                                            6.12                               6.38
                                                                            6.19                               6.38
                                                                            6.16                               6.75
6/96                                                                        6.05                               6.50
                                                                            6.20                               6.88
                                                                            6.35                               6.75
                                                                            6.22                               6.75
6/97                                                                        6.36                               7.31
                                                                            6.49                               7.31
                                                                            6.47                               7.38
                                                                            6.53                               7.31
6/98                                                                        6.44                               7.00
                                                                            5.89                               6.31
                                                                            5.86                               6.38
                                                                            5.70                               6.44
6/99                                                                        5.49                               6.38
                                                                            5.16                               5.94
                                                                            5.09                               4.50
                                                                            4.84                               4.63
6/00                                                                        4.75                               5.00
                                                                            4.68                               4.75
                                                                            4.22                               4.13
                                                                            4.50                               5.09
6/01                                                                        4.24                               4.78
                                                                            3.76                               4.56
                                                                            3.78                               4.54
                                                                            3.62                               4.67
6/02                                                                        3.22                               4.10
                                                                            2.88                               3.35
                                                                            3.03                               3.10
                                                                            3.20                               3.73
6/03                                                                        3.47                               3.92

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

------------------------------------------
AVERAGE ANNUAL             MARKET PRICE
TOTAL RETURNS             since 01/26/89

Since Inception                5.69%

10-year                        3.64

5-year                        -0.04

1-year                         7.10

6-month                       32.84
------------------------------------------

Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Total return assumes an investment at the common share market price at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period. Distribution rate represents the monthly annualized distributions of the trust at the end of the period and not the earnings of the trust.

The Chase High Yield Index is generally representative of high-yield securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

       Van Kampen High Income Trust is managed by the Adviser's High Yield team. Current members include Gordon Loery, Executive Director; Josh Givelber, Vice President; and Chad Liu, Vice President.(1) The following discussion reflects their views on the trust's performance.

Q. BEFORE YOU DISCUSS HOW THE TRUST PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The high-yield market roared ahead in the first half of 2003, posting its best six-month return since 1991. High-yield mutual fund inflows during the period were at their highest level ever, reflecting enormous demand on the part of individual and institutional investors. The market was also boosted by declining default rates and better earnings results from many companies.

       Overall, performance seemed to be inversely related to credit rating, with many CCC credits strongly outperforming B and BB rated bonds. Sector performance was dominated by industries such as wireless communications, utilities, telecommunications and cable that were among the worst performers in 2002.

Q.     HOW DID THE TRUST PERFORM DURING THE REPORTING PERIOD?

A.     The trust outperformed its benchmark.

        -- The trust returned 32.84 percent for the six months ended June 30, 2003, based on common share market price.

        -- By comparison, the trust's benchmark, the Chase High Yield Index, returned 16.75 percent.

        -- The trust's monthly dividend of $0.03 translated to a distribution rate of 9.18 percent, based on the trust's common share market price as of June 30, 2003.

       See Performance Summary for additional information and index definition.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A.      --  Strong security selection in the wireless sector helped the trust's performance. American Cellular performed especially well, rebounding strongly from a low valuation on the basis of its solid fundamentals.

        -- Housing companies such as CB Richard Ellis and Technical Olympic performed well as housing activity remained one of the economy's few bright spots.

(1)Team members may change at any time without notice.
 2

        -- Our analysts found few compelling opportunities in the consumer-products sector, which led us to underweight the group relative to the benchmark. The sector's subsequent underperformance relative to the rest of the market supported their views.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A.      --  The portfolio's relatively high aggregate credit quality did not allow it to capitalize on the strong performance of the lowest-rated credits.

        -- The lack of compelling opportunities in the airline and utilities sectors led us to underweight those sectors, both of which enjoyed rallies coming off of their 2002 lows.

Q. PLEASE WALK US THROUGH HOW YOU POSITIONED THE PORTFOLIO, HIGHLIGHTING KEY THEMES.

A.      --  Strong performance in the energy sector led us to take some profits there, though we maintained the portfolio's overweight position.

        -- Many of the transportation holdings are automobile-parts manufacturers; we reduced the portfolio's holdings in the sector because of concerns about the health of these companies going forward.

        -- We increased the portfolio's holdings of utilities to keep it in line with that sector's rapidly growing weighting in the benchmark.

TOP 5 SECTORS AS OF 6/30/03                 RATINGS ALLOCATION AS OF 6/30/03
Gaming & Leisure              12.9%         AA/Aa                            0.5%
Energy                         9.8          A/A                              0.6
Forest Products                7.1          BBB/Baa                         11.9
Housing                        6.9          BB/Ba                           49.0
Cable                          6.7          B/B                             35.3
                                            CCC/Caa & below                  2.4
                                            Non Rated                        0.3

Subject to change daily. Sector percentages are as a percentage of long-term investments. Ratings allocation percentages are as a percentage of long-term debt investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocation based upon ratings as issued by Standard and Poor's and Moody's, respectively. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

        -- Through selective purchases, we added to the portfolio's cable holdings when our analysts were able to identify attractive companies.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE TRUST, DO YOU HAVE ANY CLOSING THOUGHTS FOR THE SHAREHOLDERS?

A. After the strong rally of the past six months, we believe future gains in the high-yield market are more likely to come from yield than from price improvements. If this proves to be the case, security selection will assume increasing importance as a driver of total returns. We hope to see ongoing improvement in the economy, which should be supportive of the high-yield market, and will continue monitoring the market for opportunities to capture value.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                                  MARKET
(000)         DESCRIPTION                                       COUPON    MATURITY      VALUE
              CORPORATE BONDS  163.5%
              BROADCASTING  3.1%
$      745    Nextmedia Operating, Inc. ....................... 10.750%   07/01/11   $    838,125
       625    TV Azteca S.A. (Mexico).......................... 10.500    02/15/07        620,312
                                                                                     ------------
                                                                                        1,458,437
                                                                                     ------------
              CABLE  11.1%
     1,425    British Sky Broadcasting (United Kingdom)........  7.300    10/15/06      1,597,414
     1,005    Charter Communication Holdings LLC...............  8.250    04/01/07        778,875
       150    CSC Holdings, Inc. ..............................  7.250    07/15/08        150,750
       360    CSC Holdings, Inc. ..............................  8.125    07/15/09        373,500
       285    CSC Holdings, Inc. ..............................  9.875    02/15/13        299,250
       600    DirecTV Holdings, LLC, 144A-- Private Placement
              (a)..............................................  8.375    03/15/13        672,000
     1,125    Echostar DBS Corp. ..............................  9.375    02/01/09      1,205,156
       220    Rogers Cable, Inc., 144A--Private Placement
              (Canada) (a).....................................  6.250    06/15/13        220,550
                                                                                     ------------
                                                                                        5,297,495
                                                                                     ------------
              CHEMICALS  9.1%
       360    Acetex Corp. (Canada)............................ 10.875    08/01/09        401,850
       610    Equistar Chemicals LP............................ 10.125    09/01/08        631,350
       245    FMC Corp. ....................................... 10.250    11/01/09        276,850
       190    Huntsman Advanced Materials LLC, 144A--Private
              Placement (a).................................... 11.000    07/15/10        198,550
       190    ISP Chemco, Inc. ................................ 10.250    07/01/11        215,650
       900    ISP Holdings, Inc. .............................. 10.625    12/15/09        960,750
       335    Lyondell Chemical Co. ...........................  9.875    05/01/07        329,975
       265    Lyondell Chemical Co. ...........................  9.500    12/15/08        253,075
       430    Millennium America, Inc. ........................  9.250    06/15/08        464,400
        50    PCI Chemicals Canada, Inc. (Canada).............. 10.000    12/31/08         43,864
        16    Pioneer Cos., Inc. (g)...........................  4.790    12/31/06         13,612
       495    Rhodia S.A., 144A--Private Placement (France)
              (a)..............................................  8.875    06/01/11        514,800
                                                                                     ------------
                                                                                        4,304,726
                                                                                     ------------
              CONSUMER PRODUCTS  1.1%
       265    Elizabeth Arden, Inc. ........................... 11.750    02/01/11        296,800
       210    Oxford Industrials, Inc., 144A-- Private
              Placement (a)....................................  8.875    06/01/11        221,550
                                                                                     ------------
                                                                                          518,350
                                                                                     ------------

See Notes to Financial Statements                                              5

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                                  MARKET
(000)         DESCRIPTION                                       COUPON    MATURITY      VALUE
              DIVERSIFIED MEDIA  5.9%
$      655    Alliance Atlantis Communications, Inc.
              (Canada)......................................... 13.000%   12/15/09   $    749,975
       230    Houghton Mifflin Co., 144A-- Private Placement
              (a)..............................................  8.250    02/01/11        243,800
       190    Houghton Mifflin Co., 144A-- Private Placement
              (a)..............................................  9.875    02/01/13        207,100
       215    PEI Holdings, Inc., 144A--Private Placement
              (a).............................................. 11.000    03/15/10        238,112
       315    RH Donnelley Finance Corp. I, 144A--Private
              Placement (a).................................... 10.875    12/15/12        368,550
       515    Salem Communications Corp. ......................  7.750    12/15/10        535,600
       420    Vivendi Universal S.A., 144A--Private Placement
              (France) (a).....................................  9.250    04/15/10        479,850
                                                                                     ------------
                                                                                        2,822,987
                                                                                     ------------
              ENERGY  16.4%
       910    BRL Universal Equipment..........................  8.875    02/15/08        991,900
       570    Chesapeake Energy Corp. .........................  7.875    03/15/04        591,375
       545    Chesapeake Energy Corp. .........................  8.125    04/01/11        589,962
       220    Citgo Petroleum Corp., 144A-- Private Placement
              (a).............................................. 11.375    02/01/11        246,400
       135    El Paso Energy Partners LP, 144A--Private
              Placement (a)....................................  8.500    06/01/10        145,125
       430    El Paso Production Holding Co., 144A--Private
              Placement (a)....................................  7.750    06/01/13        431,075
     1,140    Frontier Oil Corp. .............................. 11.750    11/15/09      1,259,700
       575    GulfTerra Energy Partners LP..................... 10.625    12/01/12        667,000
       445    Hanover Equipment Trust..........................  8.500    09/01/08        469,475
       215    Hanover Equipment Trust..........................  8.750    09/01/11        226,825
       290    Magnum Hunter Resources, Inc. ...................  9.600    03/15/12        320,450
        85    MSW Energy Holdings LLC, 144A--Private Placement
              (a)..............................................  8.500    09/01/10         87,762
       357    Port Arthur Finance Corp. ....................... 12.500    01/15/09        419,969
       320    Tesoro Petroleum Corp. ..........................  9.000    07/01/08        291,200
       180    Tesoro Petroleum Corp. ..........................  9.625    04/01/12        165,600
       815    Vintage Petroleum, Inc. .........................  7.875    05/15/11        878,162
                                                                                     ------------
                                                                                        7,781,980
                                                                                     ------------
              FINANCIAL  3.1%
       310    Banco Nacional de Comercio Exterior (Mexico).....  7.250    02/02/04        320,259
       410    Health Net, Inc. ................................  8.375    04/15/11        499,088
       585    Istar Financial, Inc. ...........................  8.750    08/15/08        640,575
                                                                                     ------------
                                                                                        1,459,922
                                                                                     ------------

 6                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                                  MARKET
(000)         DESCRIPTION                                       COUPON    MATURITY      VALUE
              FOOD & DRUG  3.6%
$      420    Ahold Finance USA, Inc. .........................  8.250%   07/15/10   $    432,600
       690    Delhaize America, Inc. ..........................  8.125    04/15/11        759,000
       265    Dominos, Inc., 144A--Private Placement (a).......  8.250    07/01/11        274,937
     1,570    Jitney-Jungle Stores America, Inc. (b) (c) (d)... 12.000    03/01/06              0
       230    Merisant Co., 144A--Private Placement (a) (h)....  9.500    07/15/13        239,200
                                                                                     ------------
                                                                                        1,705,737
                                                                                     ------------
              FOOD & TOBACCO  6.1%
       750    Constellation Brands, Inc. ......................  8.000    02/15/08        826,875
       295    Pilgrim's Pride Corp. ...........................  9.625    09/15/11        316,387
       600    Smithfield Foods, Inc. ..........................  7.625    02/15/08        619,500
     1,050    Smithfield Foods, Inc. ..........................  8.000    10/15/09      1,141,875
                                                                                     ------------
                                                                                        2,904,637
                                                                                     ------------
              FOREST PRODUCTS  11.9%
       530    Abitibi-Consolidated, Inc. (Canada)..............  6.000    06/20/13        505,544
       800    Georgia-Pacific Corp., 144A-- Private Placement
              (a)..............................................  8.875    02/01/10        872,000
       620    MDP Acquisitions PLC (Ireland)...................  9.625    10/01/12        688,200
       235    Norampac, Inc., 144A--Private Placement (Canada)
              (a)..............................................  6.750    06/01/13        247,925
       390    Norske Skog Canada Ltd. (Canada).................  8.625    06/15/11        409,500
     1,350    Owens-Brockway Glass Containers, Inc. ...........  8.875    02/15/09      1,471,500
       405    Pacifica Papers, Inc. (Canada)................... 10.000    03/15/09        433,350
     1,065    Tembec Industries, Inc. (Canada).................  7.750    03/15/12      1,038,375
                                                                                     ------------
                                                                                        5,666,394
                                                                                     ------------
              GAMING & LEISURE  21.6%
       920    Harrahs Operating Co., Inc. .....................  7.875    12/15/05      1,002,800
       465    Hilton Hotels Corp. .............................  7.950    04/15/07        502,200
       230    Hilton Hotels Corp. .............................  7.625    12/01/12        253,000
       815    HMH Properties, Inc. ............................  7.875    08/01/05        833,337
       845    Horseshoe Gaming LLC.............................  8.625    05/15/09        899,925
     1,425    International Game Technology....................  7.875    05/15/04      1,498,607
       240    LodgeNet Entertainment Corp. ....................  9.500    06/15/13        247,200
     1,400    Mohegan Tribal Gaming Authority..................  8.125    01/01/06      1,526,000
       490    Park Place Entertainment Corp. ..................  7.875    12/15/05        523,687
       425    Park Place Entertainment Corp. ..................  8.875    09/15/08        469,625
     1,075    Starwood Hotels & Resorts Worldwide, Inc. .......  7.375    05/01/07      1,136,813
       780    Station Casinos, Inc. ...........................  8.375    02/15/08        846,300
       475    Station Casinos, Inc. ...........................  9.875    07/01/10        524,875
                                                                                     ------------
                                                                                       10,264,369
                                                                                     ------------

See Notes to Financial Statements                                              7

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                                  MARKET
(000)         DESCRIPTION                                       COUPON    MATURITY      VALUE
              HEALTHCARE  10.6%
$      625    Amerisourcebergen Corp. .........................  8.125%   09/01/08   $    690,625
       175    Apogent Technologies, Inc., 144A--Private
              Placement (a)....................................  6.500    05/15/13        181,563
       650    Fisher Scientific International, Inc. ...........  7.125    12/15/05        682,500
        95    Fisher Scientific International, Inc., 144A--
              Private Placement (a)............................  8.125    05/01/12        102,125
       560    Fresenius Medical Care Capital Trust II..........  7.875    02/01/08        590,800
       235    Fresenius Medical Care Capital Trust IV..........  7.875    06/15/11        249,100
     1,045    HCA, Inc. .......................................  6.910    06/15/05      1,109,138
        50    Manor Care, Inc. ................................  7.500    06/15/06         54,401
       155    Manor Care, Inc. ................................  8.000    03/01/08        175,150
       125    Manor Care, Inc., 144A--Private Placement (a)....  6.250    05/01/13        130,000
       265    Omnicare, Inc. ..................................  8.125    03/15/11        288,850
       680    Tenet Healthcare Corp. ..........................  6.500    06/01/12        634,100
       160    Tenet Healthcare Corp. ..........................  7.375    02/01/13        155,200
                                                                                     ------------
                                                                                        5,043,552
                                                                                     ------------
              HOUSING  11.6%
       545    CB Richard Ellis Service, Inc. .................. 11.250    06/15/11        587,238
       120    CBRE Escrow, Inc., 144A--Private Placement (a)...  9.750    05/15/10        126,750
       475    KB Home..........................................  7.750    02/01/10        515,969
       610    LNR Property Corp., 144A--Private Placement
              (a)..............................................  7.625    07/15/13        619,150
       355    Louisiana Pacific Corp. ......................... 10.875    11/15/08        406,475
       200    Meritage Corp., 144A--Private Placement (a)......  9.750    06/01/11        222,000
       110    Nortek Holdings, Inc. ...........................  9.250    03/15/07        113,850
       550    Schuler Homes, Inc. .............................  9.375    07/15/09        624,250
       175    Technical Olympic USA, Inc. .....................  9.000    07/01/10        189,875
       225    Technical Olympic USA, Inc. .....................  9.000    07/01/10        241,875
       360    Technical Olympic USA, Inc. ..................... 10.375    07/01/12        385,200
        40    Technical Olympic USA, Inc., 144A--Private
              Placement (a).................................... 10.375    07/01/12         42,800
       470    Toll Corp. ......................................  8.250    02/01/11        526,400
       825    Webb (Del E.) Corp. ............................. 10.250    02/15/10        903,375
                                                                                     ------------
                                                                                        5,505,207
                                                                                     ------------
              INFORMATION TECHNOLOGY  5.7%
       560    Avaya, Inc. ..................................... 11.125    04/01/09        616,000
       425    Fairchild Semiconductor Corp. ................... 10.500    02/01/09        480,250
       770    Iron Mountain, Inc. .............................  8.625    04/01/13        827,750
       285    Xerox Capital Europe PLC (United Kingdom)........  5.875    05/15/04        287,850
       495    Xerox Corp. .....................................  7.125    06/15/10        496,856
                                                                                     ------------
                                                                                        2,708,706
                                                                                     ------------

 8                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                                  MARKET
(000)         DESCRIPTION                                       COUPON    MATURITY      VALUE
              MANUFACTURING  8.2%
$      425    ABB Finance, Inc. ...............................  6.750%   06/03/04   $    416,784
       740    Communications & Power Industries, Inc. ......... 12.000    08/01/05        749,250
       155    Flowserve Corp. ................................. 12.250    08/15/10        181,350
       530    Johnsondiversey, Inc. ...........................  9.625    05/15/12        594,925
       675    Manitowoc, Inc. ................................. 10.500    08/01/12        752,625
       510    Trimas Corp. ....................................  9.875    06/15/12        525,300
       670    Tyco Intl Group S.A. (Luxembourg)................  6.375    02/15/06        701,825
                                                                                     ------------
                                                                                        3,922,059
                                                                                     ------------
              METALS  2.7%
       171    Doe Run Resources Corp., 144A--Private Placement
              (a) (d) (e)...................................... 11.750    11/01/08         59,854
     1,100    GS Technologies Operating, Inc. (b) (c) (d)...... 12.250    10/01/05         49,500
       395    Oregon Steel Mills, Inc. ........................ 10.000    07/15/09        357,475
       440    UCAR Finance, Inc. .............................. 10.250    02/15/12        433,400
       400    United States Steel Corp. .......................  9.750    05/15/10        408,000
                                                                                     ------------
                                                                                        1,308,229
                                                                                     ------------
              RETAIL  3.3%
       169    Big 5 Corp. ..................................... 10.875    11/15/07        178,506
       135    Gap, Inc. .......................................  6.900    09/15/07        146,138
       245    Gap, Inc. ....................................... 10.550    12/15/08        298,900
        80    Penney JC Co., Inc. .............................  7.600    04/01/07         84,400
       320    Penney JC Co., Inc. .............................  8.000    03/01/10        336,800
       465    Penney JC Co., Inc. .............................  9.000    08/01/12        506,850
                                                                                     ------------
                                                                                        1,551,594
                                                                                     ------------
              SERVICES  5.9%
     1,500    Allied Waste North America, Inc. ................  8.875    04/01/08      1,635,000
        45    Allied Waste North America, Inc. ................  7.875    04/15/13         47,306
     1,000    Waste Management, Inc. ..........................  7.125    10/01/07      1,148,345
                                                                                     ------------
                                                                                        2,830,651
                                                                                     ------------
              TELECOMMUNICATIONS  1.1%
       235    Exodus Communications, Inc. (b) (c) (d).......... 11.250    07/01/08         14,085
       850    Frontier Corp. (b) (c)...........................  6.000    10/15/03         61,625
       112    Globix Corp., 144A--Private Placement (a) (e).... 11.000    05/01/08         84,218
     1,255    WorldCom, Inc. (b) (c)...........................  7.750    04/01/07        373,363
                                                                                     ------------
                                                                                          533,291
                                                                                     ------------
              TRANSPORTATION  9.0%
     1,520    Aetna Industries, Inc. (b) (c) (d)............... 11.875    10/01/06          7,600
       450    Autonation, Inc. ................................  9.000    08/01/08        501,750
       320    Collins & Aikman Products Co. ................... 10.750    12/31/11        283,200
       455    General Motors Acceptance Corp. .................  7.500    07/15/05        487,829
       435    Intermet Corp. ..................................  9.750    06/15/09        419,775

See Notes to Financial Statements                                              9

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                                  MARKET
(000)         DESCRIPTION                                       COUPON    MATURITY      VALUE
              TRANSPORTATION (CONTINUED)
$      485    Laidlaw International, Inc., 144A--Private
              Placement (a).................................... 10.750%   06/15/11   $    511,675
       820    Lear Corp. ......................................  8.110    05/15/09        943,000
       345    Metaldyne Corp. ................................. 11.000    06/15/12        288,075
       245    Sonic Automotive, Inc. .......................... 11.000    08/01/08        260,925
       520    TRW Automotive, Inc., 144A-- Private Placement
              (a)..............................................  9.375    02/15/13        566,800
                                                                                     ------------
                                                                                        4,270,629
                                                                                     ------------
              UTILITY  9.1%
        73    AES Corp. .......................................  9.375    09/15/10         73,730
        23    AES Corp. .......................................  8.875    02/15/11         22,598
       160    Allegheny Energy, Inc. ..........................  7.750    08/01/05        160,800
       320    Calpine Corp. ...................................  8.625    08/15/10        241,600
        65    CMS Energy Corp. ................................  7.500    01/15/09         64,594
       405    CMS Energy Corp. ................................  8.500    04/15/11        424,744
       605    Dynegy Holdings, Inc. ...........................  6.875    04/01/11        511,225
       235    IPALCO Enterprises, Inc. ........................  8.625    11/14/11        258,500
       485    Monongahela Power Co. ...........................  5.000    10/01/06        484,394
       635    PSEG Energy Holdings, Inc. ......................  9.125    02/10/04        654,166
       220    PSEG Energy Holdings, Inc. ......................  8.625    02/15/08        236,771
       220    Southern California Edison Co., 144A--Private
              Placement (a)....................................  8.000    02/15/07        242,275
       195    Southern Natural Gas Co., 144A--Private Placement
              (a)..............................................  8.875    03/15/10        213,525
       410    TNP Enterprises, Inc. ........................... 10.250    04/01/10        412,050
       270    Transcontinental Gas Pipe Line Corp. ............  8.875    07/15/12        306,450
                                                                                     ------------
                                                                                        4,307,422
                                                                                     ------------

 10                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                                  MARKET
(000)         DESCRIPTION                                       COUPON    MATURITY      VALUE
              WIRELESS COMMUNICATIONS  3.3%
$      285    American Cellular Corp. (b)......................  9.500%   10/15/09   $    143,925
     1,105    Nextel Communications, Inc. .....................  9.375    11/15/09      1,192,019
       182    Telecorp PCS, Inc. .............................. 10.625    07/15/10        220,675
                                                                                     ------------
                                                                                        1,556,619
                                                                                     ------------

TOTAL CORPORATE BONDS  163.5%.....................................................     77,722,993
                                                                                     ------------

              GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  3.1%
       545    Federal Republic of Brazil (Brazil).............. 11.250    07/26/07        569,525
       750    United Mexican States (Mexico)...................  8.625    03/12/08        901,125
                                                                                     ------------

TOTAL GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS................................      1,470,650
                                                                                     ------------
DESCRIPTION
EQUITIES  0.6%
              DecisionOne Corp. (3,033 common shares) (d) (f).....................   $          0
              DecisionOne Corp. (6,670 common stock warrants) (d) (f).............              0
              Globix Corp. (11,697 common shares) (f).............................         33,921
              HCI Direct, Inc. (30,357 common shares) (d) (f).....................        236,785
              Hosiery Corp of America, Inc. (500 common shares) (d) (f)...........              0
              McLeodUSA, Inc. (1,437 common stock warrants) (f)...................            589
              McLeodUSA, Inc. (648 preferred shares) (f)..........................          4,691
              Pioneer Cos., Inc. (3,251 common shares) (f)........................         11,866
              VS Holdings, Inc. (11,316 common shares) (d) (f)....................          2,113
              XO Communications, Inc. (1,164 common shares) (f)...................          8,439
              XO Communications, Inc. (2,331 common stock warrants Series A) (d)
              (f).................................................................          2,331
              XO Communications, Inc. (1,747 commons stock warrants Series B) (d)
              (f).................................................................              0
              XO Communications, Inc. (1,747 common stock warrants Series C) (d)
              (f).................................................................              0
                                                                                     ------------

See Notes to Financial Statements                                             11

YOUR TRUST'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                                        MARKET
DESCRIPTION                                                                             VALUE
TOTAL EQUITIES  0.6%..............................................................   $    300,735
                                                                                     ------------

TOTAL LONG-TERM INVESTMENTS  167.2%
  (Cost $83,519,827)..............................................................     79,494,378
REPURCHASE AGREEMENT  7.5%
              UBS Securities ($3,541,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 06/30/03, to be sold on
              07/01/03 at $3,541,108)
              (Cost $3,541,000)...................................................      3,541,000
                                                                                     ------------

TOTAL INVESTMENTS  174.7%
  (Cost $87,060,827)..............................................................     83,035,378
OTHER ASSETS IN EXCESS OF LIABILITIES  4.4%.......................................      2,112,638
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (79.1%).......................    (37,606,392)
                                                                                     ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%....................................   $ 47,541,624
                                                                                     ============

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Non-income producing as security is in default.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(e) Payment-in-kind security.

(f) Non-income producing security.

(g) Variable rate security. Interest rate shown is that in effect at June 30, 2003.

(h) Securities purchased on a when-issued or delayed delivery basis.

 12                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $87,060,827)........................  $ 83,035,378
Cash........................................................           680
Receivables:
  Interest..................................................     1,671,647
  Investments Sold..........................................     1,543,564
Other.......................................................           648
                                                              ------------
    Total Assets............................................    86,251,917
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       845,513
  Investment Advisory Fee...................................        48,906
  Affiliates................................................         7,715
Trustees' Deferred Compensation and Retirement Plans........       160,089
Accrued Expenses............................................        41,678
                                                              ------------
    Total Liabilities.......................................     1,103,901
Preferred Shares (including accrued distributions)..........    37,606,392
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 47,541,624
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($47,541,624 divided by
  13,710,760 shares outstanding)............................  $       3.47
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 13,710,760 shares issued and
  outstanding)..............................................  $    137,108
Paid in Surplus.............................................    85,174,600
Accumulated Net Investment Income...........................    (1,191,033)
Net Unrealized Depreciation.................................    (4,025,449)
Accumulated Net Realized Loss...............................   (32,553,602)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 47,541,624
                                                              ------------
PREFERRED SHARES ($.01 par value, authorized 1,000,000
  shares, 376 issued with liquidation preference of $100,000 per share)................................................  $ 37,600,000
                                                              ------------
NET ASSETS INCLUDING PREFERRED SHARES.......................  $ 85,141,624
                                                              ============

See Notes to Financial Statements                                             13

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $  3,329,144
Other.......................................................         9,589
                                                              ------------
    Total Income............................................     3,338,733
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................       284,619
Preferred Share Maintenance.................................        55,550
Trustees' Fees and Related Expenses.........................        27,270
Legal.......................................................        12,937
Custody.....................................................         7,296
Other.......................................................        91,459
                                                              ------------
    Total Expenses..........................................       479,131
                                                              ------------
NET INVESTMENT INCOME.......................................  $  2,859,602
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (4,203,320)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (14,202,232)
  End of the Period.........................................    (4,025,449)
                                                              ------------
Net Unrealized Appreciation During the Period...............    10,176,783
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  5,973,463
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $   (240,407)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $  8,592,658
                                                              ============

 14                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003      DECEMBER 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $ 2,859,602         $  6,495,300
Net Realized Loss.....................................     (4,203,320)         (11,284,395)
Net Unrealized Appreciation During the Period.........     10,176,783            1,747,640
Distributions to Preferred Shareholders:
    Net Investment Income.............................       (240,407)            (754,350)
                                                          -----------         ------------
Change in Net Assets Applicable to Common Shares from
  Operations..........................................      8,592,658           (3,795,805)
Distributions to Common Shareholders:
  Net Investment Income...............................     (2,536,214)          (6,306,907)
  Return of Capital Distribution......................            -0-             (198,341)
                                                          -----------         ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES..........................      6,056,444          (10,301,053)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period...............................     41,485,180           51,786,233
                                                          -----------         ------------
End of the Period (Including accumulated net
  investment income of ($1,191,033) and ($1,274,014),
  respectively).......................................    $47,541,624         $ 41,485,180
                                                          ===========         ============

See Notes to Financial Statements                                             15

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          SIX MONTHS
                                                            ENDED
                                                           JUNE 30,     --------------------
                                                             2003         2002      2001 (c)
                                                          ----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD................   $   3.03     $   3.78    $   4.22
                                                           --------     --------    --------
  Net Investment Income.................................        .21          .47         .71
  Net Realized and Unrealized Gain/Loss.................        .43         (.69)       (.44)
Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
  Net Investment Income.................................       (.02)        (.06)       (.15)
                                                           --------     --------    --------
Total from Investment Operations........................        .62         (.28)        .12
Distributions Paid to Common Shareholders:
  Net Investment Income.................................       (.18)        (.46)       (.56)
  Return of Capital Distributions.......................        -0-         (.01)        -0-
                                                           --------     --------    --------
NET ASSET VALUE, END OF THE PERIOD......................   $   3.47     $   3.03    $   3.78
                                                           ========     ========    ========

Common Share Market Price at End of the Period..........   $   3.92     $   3.10    $   4.54
Total Return (a)........................................     32.84%*     -22.99%      23.76%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)..................................   $   47.5     $   41.5    $   51.8
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (b).....................................      2.18%        2.15%       1.98%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (b).......................     12.99%       14.42%      16.80%
Portfolio Turnover......................................        44%*         82%         64%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (b)..................................      1.18%        1.12%       1.07%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d).......................     11.90%       12.75%      13.32%

SENIOR SECURITIES:
Total Preferred Shares Outstanding......................        376          376         450
Asset Coverage Per Preferred Share (e)..................   $226,457     $210,413    $215,081
Involuntary Liquidating Preference Per Preferred
  Share.................................................   $100,000     $100,000    $100,000
Average Market Value Per Preferred Share................   $100,000     $100,000    $100,000

*   Non-Annualized

(a) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(c) As required, effective January 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets applicable to common shares by .38%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------
       2000       1999       1998       1997       1996       1995       1994       1993
------------------------------------------------------------------------------------------
     $   5.10   $   5.86   $   6.47   $   6.35   $   6.19   $   5.62   $   6.74   $   6.23
     --------   --------   --------   --------   --------   --------   --------   --------
          .85        .88        .91        .93        .94        .98       1.00       1.11
         (.85)      (.75)      (.58)       .13        .15        .54       (.98)       .53
         (.26)      (.22)      (.24)      (.24)      (.23)      (.25)      (.19)      (.14)
     --------   --------   --------   --------   --------   --------   --------   --------
         (.26)      (.09)       .09        .82        .86       1.27       (.17)      1.50
         (.61)      (.67)      (.70)      (.70)      (.70)      (.70)      (.95)      (.99)
         (.01)       -0-        -0-        -0-        -0-        -0-        -0-        -0-
     --------   --------   --------   --------   --------   --------   --------   --------
     $   4.22   $   5.10   $   5.86   $   6.47   $   6.35   $   6.19   $   5.62   $   6.74
     ========   ========   ========   ========   ========   ========   ========   ========

     $  4.125   $   4.50   $  6.375   $  7.375   $   6.75   $  6.375   $   5.50   $  8.125
        4.08%    -21.20%     -4.33%     20.29%     17.34%     29.17%    -23.22%     26.12%
     $   57.9   $   70.0   $   80.4   $   88.7   $   87.0   $   84.8   $   77.1   $   92.3
        1.95%      1.92%      1.85%      1.76%      1.87%      1.92%      1.96%      1.72%
       18.05%     16.13%     14.56%     14.60%     15.32%     16.39%     16.33%     16.75%
          62%        57%        65%       102%        92%       119%       110%        99%

        1.04%      1.07%      1.09%      1.05%      1.11%      1.12%      1.16%      1.04%
       12.48%     12.09%     10.77%     10.90%     11.58%     12.16%     13.31%     14.66%

          500        588        588        588        588        588        588        588
     $215,271   $219,005   $236,742   $250,850   $247,974   $244,242   $231,106   $257,054
     $100,000   $100,000   $100,000   $100,000   $100,000   $100,000   $100,000   $100,000
     $100,000   $100,000   $100,000   $100,000   $100,000   $100,000   $100,000   $100,000

See Notes to Financial Statements                                             17

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide high current income, while seeking to preserve shareholders' capital through investment in a professionally managed diversified portfolio of high yield, fixed income securities. The Trust commenced investment operations on January 26, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Trust may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2002, the Trust had an accumulated capital loss carry forward for tax purposes of $26,230,148 which expires between December 31, 2003 and December 31, 2010. Of this amount, $1,028,010 will expire on December 31, 2003.

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $87,431,045
                                                              ===========
Gross tax unrealized appreciation...........................  $ 4,976,457
Gross tax unrealized depreciation...........................   (9,372,124)
                                                              -----------
Net tax unrealized depreciation on investments..............  $(4,395,667)
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually to common shareholders. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2002 was as follows:

                                                                 2002
Distributions paid from:
  Ordinary income...........................................  $7,081,715
  Return of capital.........................................     198,341
                                                              ----------
                                                              $7,280,056

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly of .70% of the average daily net assets of the Trust.

    For the six months ended June 30, 2003, the Trust recognized expenses of approximately $3,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended June 30, 2003, the Trust recognized expenses of approximately $15,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $34,064,316 and $34,480,349, respectively.

4. AUCTION MARKET PREFERRED SHARES

The Trust has outstanding 376 shares of Auction Market Preferred Shares ("AMPS") at a liquidation value of $100,000 per share. Dividends are cumulative and the rate is currently reset through an auction process every 28 days. The rate in effect on June 30, 2003, was 1.020%. During the six months ended June 30, 2003, the rates ranged from 1.020% to 1.380%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of Preferred Share Maintenance expense. The AMPS are redeemable at the option of the Trust in whole or in part at a price of $100,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the AMPS are subject to mandatory redemption if the tests are not met.

DIVIDEND REINVESTMENT PLAN

    The Trust offers a Dividend Reinvestment Plan (the "Plan") in which Common Shareholders may elect to have dividends and capital gains distributions automatically reinvested in Common Shares of the Trust. The service is entirely voluntary and you may join or withdraw at any time.

HOW TO PARTICIPATE

    If you wish to elect to participate in the Plan and your shares are held in your own name, call 1-800-341-2929 for more information and a brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    State Street Bank and Trust Company, as your Plan Agent, serves as agent for the Common Shareholders in administering the Plan. After the Trust declares a dividend or determines to make a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Trust will not issue any new Common Shares in connection with the Plan. All reinvestments are in full and fractional Common Shares, carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent, with the written consent of the Trust, by providing at least 90 days written notice to all Participants in the Plan.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or capital gains distributions.

RIGHT TO WITHDRAW

    You may withdraw from the Plan at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan, and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                                2800 Post Oak Blvd.
                                 Houston, TX 77056
                              Attn: Closed-End Funds

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN HIGH INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN(1)
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*(1)
THEODORE A. MYERS
JACK E. NELSON(1)
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUSAN H. WOOLSEY

INVESTMENT ADVISOR

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP,
180 North Stetson Avenue
Chicago, Illinois 60601

(1) Appointed to the Board of Trustees effective July 23, 2003.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

RESULTS OF
SHAREHOLDER VOTES

The Annual Meeting of Shareholders of the Trust was held on June 24, 2003, where shareholders voted on the election of trustees and the amendment to the Declaration of Trust.

With regard to the election of the following trustees by common shareholders of the Trust:

                                                                     # OF SHARES
                                                            ------------------------------
                                                             IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
Jerry D. Choate...........................................  11,682,888            191,057
Linda Hutton Heagy........................................  11,682,678            191,267
R. Craig Kennedy..........................................  11,688,688            185,257
Wayne W. Whalen...........................................  11,673,986            199,959
Suzanne H. Woolsey........................................  11,683,078            190,867

With regard to the election of the following trustee by preferred shareholders of the Trust:

                                                                      # OF SHARES
                                                              ----------------------------
                                                              IN FAVOR            WITHHELD
------------------------------------------------------------------------------------------
Rod Dammeyer................................................    319                  57

The other trustees of the Trust whose terms did not expire in 2003 are David C. Arch, Howard J Kerr, Theodore A. Myers, Richard F. Powers, III and Hugo F. Sonnenschein

With regard to the vote for the amendment to the Declaration of Trust by the common shareholders of the Trust, 11,208,156 shares voted in favor of the proposal, 462,971 shares voted against and 202,818 shares abstained.

With regard to the vote for the amendment to the Declaration of Trust by the preferred shareholders of the Trust, 319 shares voted in favor of the proposal and 57 shares abstained.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 920, 911, 104
                                                 VIT SAR 8/03 11614H03-AS-8/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]


Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Van Kampen High Income Trust
             ------------------------------------------------------------------

By: /s/ Ronald E. Robison
   ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
   ----------------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003